STOCKHOLDERS’ EQUITY (DEFICIT)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company has 20,000,000 authorized shares of preferred stock, $0.001 par value per share.

Series A Preferred Stock

On December 19, 2017, the Company amended its articles of incorporation by filing a certificate of designation with the Secretary of State of Florida therein designating a class of preferred stock as Series A Preferred Stock, $0.001 par value per share, consisting of 3 million (3,000,000) shares. Each holder of shares of Series A Preferred Stock shall be entitled to the number of votes equal to the number of votes held by the number of shares of common stock into which such share of Series A Preferred Stock could be converted, and except as otherwise required by applicable law, shall have the voting rights and power equal to the voting rights and powers of the common stock. The holders of the Series A Preferred Stock shall vote together with the holders of the common stock of the Company as a single class and as single voting group upon all matters required to be submitted to a class or series vote pursuant to the protective provisions of the Certificate of Designation or under applicable law.

In the event of liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of Series A Preferred Stock shall be entitled to receive, prior and in preference to any common stock holders, distribution of any surplus funds equal to the greater of (i) the sum of $1.67 per share or (ii) such amount per share as would have been payable had all shares been converted to common stock.

Each share of Series A Preferred Stock is convertible into shares of common stock at a conversion Rate of 2:1 (the “Series A Conversion Rate”). The Series A Conversion Rate shall be adjusted for stock splits, stock combinations, stock dividends or similar recapitalizations.

Pursuant to the Articles of Incorporation, the shares of Series A Preferred Stock automatically converted into 6,000,000 shares of common stock to be issued on February 12, 2021, (the one-year anniversary of the initial filing by the Company of the Form 10 filed with the SEC). The common stock shares for the conversion of the Series A Preferred Stock were issued on January 13, 2022.

As of March 31, 2023, and December 31, 2022, there were -0- shares of Series A Preferred Stock issued and outstanding.

Series B Preferred Stock

On December 19, 2017, the Company amended the articles of incorporation by filing a certificate of designation with the Secretary of State of Florida therein designating a class of preferred stock as Series B Preferred Stock, $0.001 par value per share, consisting of 4.44 million (4,440,000) shares (the “Series B Preferred Stock Certificate of Designation”).

Each holder of shares of Series B Preferred Stock shall be entitled to the number of votes equal to the number of votes held by the number of shares of common stock into which such share of Series B Preferred Stock could be converted, and except as otherwise required by applicable law, shall have the voting rights and power equal to the voting rights and powers of the common stock. The holders of the Series B Preferred Stock shall vote together with the holders of the common stock of the Company as a single class and as single voting group upon all matters required to be submitted to a class or series vote pursuant to the protective provisions of the Series B Preferred Stock Certificate of Designation or under applicable law. In the event of liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, the holders of Series A Preferred Stock shall be entitled to receive, prior and in preference to any common stock holders, distribution of any surplus funds equal to the greater of : the sum of $0.83 per share or such amount per share as would have been payable had all shares been converted to common stock.

The holder of Series B Preferred Stock may elect at any time to convert such sharers into common stock of the Company. Each share of Series B Preferred Stock is convertible into shares of common stock at a conversion rate of 1:1 (the “Series B Conversion Rate”). The Series B Conversion Rate shall be adjusted for stock splits, stock combinations, stock dividends or similar recapitalizations.

Pursuant to the Articles of Incorporation, the shares of Series B Preferred Stock automatically converted into 4,440,000 shares of common stock to be issued on February 12, 2021, the one-year anniversary of the initial filing by the Company of the Form 10 filed by the Company with the SEC. The common stock shares for the conversion of the Series B Preferred Stock were issued on January 13, 2022.

As of March 31, 2023, and December 31, 2022, there were -0- shares of Series B Preferred Stock issued and outstanding.

Common Stock

The Company has 300,000,000 authorized shares of common stock, $0.001 par value per share. As of March 31, 2023, and December 31, 2022, there were 31,188,460 shares, respectively, of common stock issued and outstanding.

Common Stock Issuances

On February 12, 2021, the Company issued 6,000,000 shares of common stock to the holders of Series A Preferred Stock, pursuant to the automatic conversion feature of the Series A Certificate of Designation, whereby, the Series A shares are to automatically convert on the one-year anniversary of the Company filing its Registration Statement on Form 10. The Form 10 Registration Statement was filed with the SEC on February 12, 2020. The common stock shares for the conversion of the Series A Preferred Stock were issued on January 13, 2022.

On February 12, 2021, the Company issued 4,440,000 shares of common stock to the holders of Series B Preferred Stock, pursuant to the automatic conversion feature of the Series B Certificate of Designation, whereby, the Series B shares are to automatically convert on the one-year anniversary of the Company filing its Registration Statement on Form 10. The Form 10 Registration Statement was filed with the SEC on February 12, 2020. The common stock shares for the conversion of the Series B Preferred Stock were issued on January 13, 2022.

In 2022, the Company determined that the former Series B Preferred Stockholders, subsequent to all Series B Preferred Stock having previously been converted to shares of common stock in 2021, were owed additional shares of common stock due to an adjustment to the conversion price that occurred as a result of a down round trigger event that occurred in 2019 when the Company sold shares of common stock and a warrant in a private placement at a price of $0.25, which was below the original conversion ratio of the Series B Preferred Stock. Management determined the total additional shares owed to the Preferred B Stockholders to be 1,001,177 as a result of the down round trigger. The financial statement impact of this down round trigger was not significant. The shares owed to the Series B Preferred Stockholders due to the 2019 trigger event have been presented on the statement of stockholders’ deficit retrospectively as common stock to be issued with no impact on total stockholders’ deficit. The Company issued the additional shares to the Series B Preferred Stockholders on March 24, 2022.

In July 2022, the Company received proceeds totaling $50,000 and issued 100,000 shares of common stock pursuant to the exercise of warrants at $0.50 per share.

Common Stock to be issued

As of March 31, 2023 and December 31, 2022, there were 727,281 shares of common stock to be issued. The amount relates to 597,281 shares to be issued pursuant to a Stock Issuance and Release Agreement (“SRI Agreement”) executed by the Company in February 2019 to stockholders for no consideration who purchased shares in 2018 at $1.85, 30,000 shares of common stock to be issued to two initial shareholders of VI, and 100,000 shares to be issued pursuant to the exercise of warrants in July 2022.

Stock Option-Based Compensation Plan

On August 10, 2022, the Board of Directors of the Company approved and adopted the Vicapsys Life Sciences, Inc., 2022 Omnibus Equity Incentive Plan (the “Plan”). The material terms of the 2022 Plan are set forth below:

●	The Board or a committee established by the Board will administer the 2022 Plan.
●	The total number of shares of common stock authorized for issuance under the 2022 Plan is 3,200,000 shares of Common Stock plus, to the extent the Company issues new shares of Common Stock other than under the terms of the 2022 Plan or other than certain Inducement Awards, 3.1% of the shares of Common Stock issued by the Company in such issuance (or such lower amount as determined by the Board). As of August 16, 2022, 3,200,000 shares of Common Stock represents approximately 10.1% of our common stock outstanding.
●	Eligible recipients of awards include an employee, director or independent contractor of the Company who has been selected as an eligible participant by the Administrator, subject to certain limitations relating to Section 409A of the Internal Revenue Code of 1986, as amended (the “Code”).
●	No non-employee director may be granted awards under the 2022 plan during any calendar year if such awards and cash fees paid for serving as a non-employee director would exceed $150,000 in the non-employee director’s initial year of service, or $195,000 in any year thereafter.
●	In no event shall the exercise price of an option issued pursuant to the 2022 Plan be less than one hundred percent (100%) of the Fair Market Value of a share of Common Stock on the date of grant.

The purposes of the Plan are to (i) provide an additional incentive to selected employees, directors, and independent contractors of the Company or its Affiliates whose contributions are essential to the growth and success of the Company, (ii) strengthen the commitment of such individuals to the Company and its Affiliates, (iii) motivate those individuals to faithfully and diligently perform their responsibilities and (iv) attract and retain competent and dedicated individuals whose efforts will result in the long-term growth and profitability of the Company. To accomplish these purposes, the Plan provides that the Company may grant Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Other Stock-Based Awards or any combination of the foregoing.

Stock Option Activity

The following table summarizes activities related to stock options of the Company for the three months ended March 31, 2023:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value (Per Option)
Outstanding at December 31, 2022	2,670,000	$0.62	6.21	$—
Outstanding at March 31, 2023	2,670,000	$0.62	6.21	$—
Exercisable at March 31, 2023	2,670,000	$0.62	4.83	$—

The Company did not grant any options to purchase shares of common stock during the three months ended March 31, 2023. As of March 31, 2023, there were 2,670,000 shares of fully vested stock options. The Company recorded stock compensation expense of $20,697 and $1,081 for the three months ended March 31, 2023, respectively.

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company has 20,000,000 authorized shares of $0.001 preferred stock.

Series A Preferred Stock

On December 19, 2017, the Company amended its articles of incorporation by filing a certificate of designation with the Secretary of State of Florida therein designating a class of preferred stock as Series A Preferred Stock, $0.001 par value per share, consisting of 3,000,000 shares. Each holder of shares of Series A Preferred Stock shall be entitled to the number of votes equal to the number of votes held by the number of shares of common stock into which such share of Series A Preferred Stock could be converted, and except as otherwise required by applicable law, shall have the voting rights and power equal to the voting rights and powers of the common stock. The holders of the Series A Preferred Stock shall vote together with the holders of the common stock of the Company as a single class and as single voting group upon all matters required to be submitted to a class or series vote pursuant to the protective provisions of the Certificate of Designation or under applicable law. In the event of liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, the holders of Series A Preferred Stock shall be entitled to receive, prior and in preference to any common stock holders, distribution of any surplus funds equal to the greater of (i) the sum of $1.67 per share or (ii) such amount per share as would have been payable had all shares been converted to common stock.

Each share of Series A Preferred Stock is convertible into shares of common stock at a conversion Rate of 2:1 (the “Series A Conversion Rate”). The Series A Conversion Rate shall be adjusted for stock splits, stock combinations, stock dividends or similar recapitalizations.

Pursuant to the Articles of Incorporation, the shares of Series A Preferred Stock automatically converted into 6,000,000 shares of common stock to be issued on February 12, 2021, (the one-year anniversary of the initial filing by the Company of the Form 10 filed with the Securities and Exchange Commission).

As of December 31, 2022, and 2021, there were -0- shares of Series A Preferred Stock issued and outstanding.

Series B Preferred Stock

On December 19, 2017, the Company amended the articles of incorporation by filing a certificate of designation with the Secretary of State of Florida therein designating a class of preferred stock as Series B Preferred Stock, $0.001 par value per share, consisting of 4,440,000 shares (the “Series B Preferred Stock Certificate of Designation”).

Each holder of shares of Series B Preferred Stock shall be entitled to the number of votes equal to the number of votes held by the number of shares of common stock into which such share of Series B Preferred Stock could be converted, and except as otherwise required by applicable law, shall have the voting rights and power equal to the voting rights and powers of the common stock. The holders of the Series B Preferred Stock shall vote together with the holders of the common stock of the Company as a single class and as single voting group upon all matters required to be submitted to a class or series vote pursuant to the protective provisions of the Series B Preferred Stock Certificate of Designation or under applicable law. In the event of liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, the holders of Series A Preferred Stock shall be entitled to receive, prior and in preference to any common stock holders, distribution of any surplus funds equal to the greater of: the sum of $0.83 per share or such amount per share as would have been payable had all shares been converted to common stock.

The holder of Series B Preferred Stock may elect at any time to convert such sharers into common stock of the Company. Each share of Series B Preferred Stock is convertible into shares of common stock at a conversion rate of 1:1 (the “Series B Conversion Rate”). The Series B Conversion Rate shall be adjusted for stock splits, stock combinations, stock dividends or similar recapitalizations.

Pursuant to the Articles of Incorporation, the shares of Series B Preferred Stock automatically converted into 4,440,000 shares of common stock to be issued on February 12, 2021, the one-year anniversary of the initial filing by the Company of the Form 10 filed by the Company with the Securities and Exchange Commission.

As of December 31, 2022, and 2021, there were -0 of Series B Preferred Stock issued and outstanding.

Common Stock

The Company has 300,000,000 authorized shares of $0.001 common stock. As of December 31, 2022, and 2021, there are 31,188,461 and 19,747,283 shares of common stock outstanding, respectively.

Common Stock Issuances

On February 11, 2021, the Company issued 24,000 shares to an investor. The shares were previously included in common stock to be issued.

During the year ended December 31, 2021, the Company sold 2,240,000 shares of common stock pursuant to a Private Placement Memorandum (the “PPM”) for $0.25 per share and received $560,000.

On February 12, 2021, the Company issued 6,000,000 shares of common stock to the holders of Series A Preferred Stock, pursuant to the automatic conversion feature of the Series A Certificate of Designation, whereby, the Series A shares are to automatically convert on the one-year anniversary of the Company filing its Registration Statement on Form 10. The Form 10 Registration Statement was filed with the SEC on February 12, 2020. The common stock shares for the conversion of the Series A Preferred Stock were issued on January 13, 2022.

On February 12, 2021, the Company issued 4,440,000 shares of common stock to the holders of Series B Preferred Stock, pursuant to the automatic conversion feature of the Series B Certificate of Designation, whereby, the Series B shares are to automatically convert on the one-year anniversary of the Company filing its Registration Statement on Form 10. The Form 10 Registration Statement was filed with the SEC on February 12, 2020. The common stock shares for the conversion of the Series B Preferred Stock were issued on January 13, 2022.

During the year ended December 31, 2022, the Company determined that the former Series B Preferred Stockholders, subsequent to all Series B Preferred Stock having previously been converted to shares of common stock in 2021, were owed additional shares of common stock due to an adjustment to the conversion price that occurred as a result of a down round trigger event that occurred in 2019 when the Company sold shares of common stock in a private placement at a price of $0.25, which was below the original conversion ratio of the Series B Preferred Stock.

Management determined the total additional shares owed to the Preferred B Stockholders to be 1,001,177 as a result of the down round trigger. The financial statement impact of this down round trigger was not significant. The shares owed to the Series B Preferred Stockholders due to the 2019 trigger event have been presented on the statement of stockholders’ equity retrospectively as common stock to be issued with no impact on total stockholders’ deficit. The Company issued the additional shares to the Series B Preferred Stockholders on March 24, 2022.

In July 2022, the Company received proceeds totaling $50,000 and issued 100,000 shares of common stock pursuant to the exercise of a common stock warrant at $0.50 per share.

Common Stock to be Issued

As of December 31, 2022, and 2021, there were 727,281 and 11,067,281, respectively, shares of common stock to be issued. The December 31, 2022, amount relates to 597,281 shares to be issued pursuant to the SRI Agreement, 30,000 shares of common stock to be issued to two initial shareholders of VI, and 100,000 shares of common stock to be issued pursuant to the exercise of warrants in July 2022. The December 31, 2021 amount relates to 6,000,000 shares of common stock be issued for the automatic conversion of the Series A Preferred Stock, 4,440,000 shares of common stock to be issued for the automatic conversion of the Series B Preferred Stock, 597,281 shares to be issued pursuant to a Stock Issuance and Release Agreement (“SRI Agreement”) executed by the Company in February 2019 to stockholders for no consideration who purchased shares in 2018 at $1.85, and 30,000 shares of common stock to be issued to two initial shareholders of VI.

Stock Option-Based Compensation Plan

On August 10, 2022, the Board of Directors of the Company approved and adopted the Vicapsys Life Sciences, Inc., 2022 Omnibus Equity Incentive Plan (the “Plan”). The material terms of the 2022 Plan are set forth below:

●	The Board or a committee established by the Board will administer the 2022 Plan.
●	The total number of shares of common stock authorized for issuance under the 2022 Plan is 3,200,000 shares of common stock plus, to the extent the Company issues new shares of common stock other than under the terms of the 2022 Plan or other than certain Inducement Awards, 3.1% of the shares of common stock issued by the Company in such issuance (or such lower amount as determined by the Board). As of August 16, 2022, 3,200,000 shares of common stock represents approximately 10.1% of our common stock outstanding.
●	Eligible recipients of awards include employees, directors or independent contractors of the Company who has been selected as an eligible participant by the Administrator, subject to certain limitations relating to Section 409A of the Internal Revenue Code of 1986, as amended (the “Code”).
●	No non-employee director may be granted awards under the 2022 plan during any calendar year if such awards and cash fees paid for serving as a non-employee director would exceed $150,000 in the non-employee director’s initial year of service, or $195,000 in any year thereafter.
●	In no event shall the exercise price of an option issued pursuant to the 2022 Plan be less than one hundred percent (100%) of the fair market value of a share of common stock on the date of grant.

The purposes of the Plan are to (i) provide an additional incentive to selected employees, directors, and independent contractors of the Company or its Affiliates whose contributions are essential to the growth and success of the Company, (ii) strengthen the commitment of such individuals to the Company and its Affiliates, (iii) motivate those individuals to faithfully and diligently perform their responsibilities and (iv) attract and retain competent and dedicated individuals whose efforts will result in the long-term growth and profitability of the Company. To accomplish these purposes, the Plan provides that the Company may grant options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards or any combination of the foregoing.

Stock Options

On August 10, 2022, the Board of Directors authorized the Company to issue options to purchase an aggregate of 770,000 shares of common stock to certain consultants, directors, and former directors. The stock options are exercisable at a price of $0.50. The options granted are estimated to have fair market value per share of $0.16. The stock options fully vest after six months from the grant date.

We utilized the Black-Scholes valuation method to determine the estimated future value of the option on the date of grant. The Company utilized the following assumptions when applying the model.

The simplified method provided for in Securities and Exchange Commission release, Staff Accounting Bulletin No. 110, averages an award’s weighted average vesting period and contractual term for “plain vanilla” share options. The expected volatility was estimated by analyzing the historic volatility of similar public biotech companies in an early stage of development. No dividend payouts were assumed as we have not historically paid, and do not anticipate paying, dividends in the foreseeable future. The risk-free rate of return reflects the average interest rate offered for US treasury rates over the expected term of the options.

The option price was set at the estimated fair value of the common stock on the date of grant using an actual transactions approach. The actual transactions method considers actual sales of the Company’s common stock prior to the valuation date. The Company determined the price per share of the most recent private sale of equity to be a more reliable indicator of the Company’s fair value rather than the quoted OTC prices, which reflected very low trading volume that subjected the quote priced to unusual fluctuations in the stock prices.

The significant assumptions used to estimate the fair value of the equity awards granted were;

Grant date	August 10, 2022
Underlying common stock	$0.25
Expected term (years)	5.25
Risk-free interest rate	2.93%
Volatility	95%
Dividend yield	None

The following table summarizes activities related to stock options of the Company for the years ended December 31, 2022, and 2021:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2021	1,900,000	$0.66	6.83	$-
Outstanding at December 31, 2021	1,900,000	$0.66	5.83	$-
Granted	770,000	0.50	-
Outstanding at December 31, 2022	2,670,000	$0.62	6.21	$-
Exercisable at December 31, 2022	1,900,000	$0.66	4.83	$-

The Company recorded stock compensation expense of $105,650 and $4,326 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, there were 770,000 shares of time-based, non-vested stock options that fully vest in February 2023. As of December 31, 2022, there was $20,697 of total unrecognized stock-based compensation related to these non-vested stock options to be recognized in February 2023, or 0.25 years.

Warrants

On July 14, 2022, the Board authorized and approved to extend the end date of certain warrants issued with common stock purchases at various dates in 2019, by and among the Company and certain investors, pursuant to which the investors had the right to exercise the warrants until July 31, 2022.

Accounting Standards Codification (“ASC”) ASC 718-20 Compensation-Stock compensation, which provides for the guidance on the accounting for a modification of the terms or conditions of an equity award, and requires a modification to be treated as an exchange of the original issuance for a new issuance, and any incremental value between the original award and the modified award be recorded.

We utilized a Black-Scholes valuation method to determine any incremental value due to the modification. The inputs used to value the warrant as of the modification date are as follows:

●	Underlying common stock value: $0.25
●	Exercise price of the warrant: $0.50
●	Life of the warrant: 0.15 years
●	Risk free return rate: 1.99%
●	Annualized volatility rate of four comparative companies: 94%

The Company recognized $3,548 in incremental value for the fair market value of the modified warrants over the fair market value of the original warrants. The Company recognized the effect of the excess fair market value as a deemed dividend which increased the loss available to common stockholders for the year ended December 31, 2022.

The following table summarizes activities related to warrants of the Company for the years ended December 31, 2022, and 2021:

	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remining Life (Years)
Outstanding and exercisable at January 1, 2021	4,060,000	$0.53	2.50
Outstanding an exercisable at December 31, 2021	4,060,000	$0.53	1.50
Expired	(3,960,000)	$0.51	—
Exercised	(100,000)	$0.50	—
Outstanding and exercisable at December 31, 2022	—	$—	—

The Company did not issue any warrants during the years ended December 31, 2022 and 2021.